FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr (235)	SFr 267
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	151	98
Transfers into level 3 assets	5,792	11,188
Transfers out of level 3 assets	7,340	9,541
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(116)	691
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	125	83
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(119)	(424)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	26	15
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(235)	266
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	154	89
Bank | Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(116)	691
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	125	83
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(119)	(425)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 29	SFr 6